Schedule of future minimum lease payments (Details)	Jun. 30, 2024 USD ($)
Leases
Operating lease payments, 2025	$ 211,333
Finance lease payments, 2025	6,489
Total 2025	217,822
Operating lease payments, 2026	52,231
Finance lease payments, 2026	7,959
Total 2026	60,190
Operating lease payments, 2027
Finance lease payments, 2027	7,959
Total 2027	7,959
Operating lease payments, 2028
Finance lease payments, 2028	14,584
Total 2028	14,584
Operating lease payments, 2029
Finance lease payments, 2029
Total 2029
Total Operating lease payments	263,564
Total Finance lease payments	36,991
Total lease payments	300,555
Total Operating lease payments, discount	(11,131)
Total Finance lease payments, discount	(7,258)
Total, discount	(18,389)
Present value of lease liabilities, operating lease payments	252,433
Present value of lease liabilities, finance lease payments	29,733
Present value of lease liabilities, total	$ 282,166